TURNOVER (Tables)	12 Months Ended
Dec. 31, 2019
Turnover Abstract
Turnover
IN MILLIONS OF USD	2019	2018	2017
Net sales	1,910.0	1,879.9	1,760.8
Advertising income	43.7	44.3	41.7
Turnover	1,953.7	1,924.2	1,802.5

Net sales by product categories
IN MILLIONS OF USD	2019	2018	2017
Confectionery, Food and Catering	763.5	709.0	628.0
Perfumes and Cosmetics	272.2	279.0	258.4
Fashion, Leather and Baggage	225.3	231.0	220.1
Literature and Publications	149.5	166.7	175.6
Electronics	106.3	94.6	87.7
Watches, Jewelry and Accessories	104.7	109.1	115.5
Wine and Spirits	93.2	92.3	88.0
Tobacco goods	54.2	56.7	52.2
Other product categories	141.1	141.5	135.3
Total	1,910.0	1,879.9	1,760.8

Net sales by market sector
IN MILLIONS OF USD	2019	2018	2017
Duty-paid	1,482.3	1,431.8	1,334.4
Duty-free	427.7	448.1	426.4
Total	1,910.0	1,879.9	1,760.8

Net sales by channel
IN MILLIONS OF USD	2019	2018	2017
Airports	1,809.9	1,780.3	1,662.6
Downtown and hotel shops	50.2	45.8	43.1
Railway stations and other	49.9	53.8	55.1
Total	1,910.0	1,879.9	1,760.8